Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Prod. Entitlements	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	[1]	$ 939,470	$ 533,860	$ 33,540	$ 15,890	$ 547,000	$ 2,180	$ 14,660	$ 2,086,600
ARGENTINA
Total	[1]	51,760	60,040	8,550				7,150	127,500
ARGENTINA | Government of Argentina, Argentinian Tax Authority (AFIP - Administración Federal de Ingresos Públicos) [Member]
Total	[1]	51,760							51,760
ARGENTINA | Santa Cruz Province, Secretariat of Mining of Santa Cruz [Member]
Total	[1]		19,350						19,350
ARGENTINA | Santa Cruz Province, Fomicruz (Fomento Minero de Santa Cruz S.E.; state company; minority shareholder in CVSA) [Member]
Total	[1]		40,690	30					40,720
ARGENTINA | Santa Cruz Province, Fondo Fiduciario UniRSE [Member]
Total	[1]							5,320	5,320
ARGENTINA | Puerto San Julian Municipality, Development Agency [Member]
Total	[1]							1,830	1,830
ARGENTINA | Santa Cruz Province, Agricultural Council of Santa Cruz [Member]
Total	[1]			8,520					8,520
COLOMBIA
Total	[1]	1,310		230					1,530
COLOMBIA | Jericó Municipality, Secretary of Finance of Jericó [Member]
Total	[1]	240							240
COLOMBIA | Government of Colombia, Colombian Tax Authority (DIAN - Dirección de Impuestos y Aduanas Nacionales) [Member]
Total	[1]	110							110
COLOMBIA | Government of Colombia, Ministry of Justice and Law - Superintendency of Notaries and Registry [Member]
Total	[1]	630							630
COLOMBIA | Government of Colombia, Colombian National Mining Agency (ANM - Agencia Nacional de Minería) [Member]
Total	[1]			230					230
COLOMBIA | Antioquia Department, Secretary of the Treasury of Antioquia [Member]
Total	[1]	160							160
COLOMBIA | Antioquia Department, Finance Ministry of Antioquia [Member]
Total	[1]	160							160
BRAZIL
Total	[1]	165,780	13,870	10					179,650
BRAZIL | Government of Brazil, Brazilian Federal Revenue Service (RFB - Receita Federal do Brasil) [Member]
Total	[1]	165,670							165,670
BRAZIL | Nova Lima Municipality, Municipal Government of Nova Lima [Member]
Total	[1]	100		10					110
BRAZIL | Government of Brazil, Brazilian National Mining Agency (ANM - Agência Nacional de Mineração) [Member]
Total	[1]		13,870						13,870
AUSTRALIA
Total	[1]	256,750	76,870	1,920					335,540
AUSTRALIA | State Government of Western Australia, Department of Energy, Mines, Industry Regulation and Safety [Member]
Total	[1]		76,870	1,800					78,670
AUSTRALIA | Government of Australia, Australian Taxation Office [Member]
Total	[1]	256,750							256,750
AUSTRALIA | State Government of Western Australia, Department of Water and Environment Regulation [Member]
Total	[1]			120					120
UNITED STATES
Total	[1]			530					530
UNITED STATES | U.S. Federal Government, Bureau of Land Management [Member]
Total	[1]			310					310
UNITED STATES | U.S. Federal Government, U.S. Geological Survey National Center [Member]
Total	[1]			100					100
UNITED STATES | State of Nevada, Nevada Division of Environmental Protection [Member]
Total	[1]			120					120
UNITED KINGDOM
Total	[1]	750							750
UNITED KINGDOM | UK Government, His Majesty's Revenue and Customs (HMRC) [Member]
Total	[1]	750							750
EGYPT
Total	[1]	19,100	44,250	340		547,000			610,680
EGYPT | Arab Republic of Egypt, Egyptian Mineral Resources Authority (EMRA) [Member]
Total	[1]		44,250	340		$ 547,000			591,580
EGYPT | Arab Republic of Egypt, Egyptian Tax Authority - Tax Office of Joint-Stock Companies [Member]
Total	[1]	410							410
EGYPT | Arab Republic of Egypt, International Tax Agreement Center [Member]
Total	[1]	1,630							1,630
Arab Republic of Egypt, Egyptian Tax Authority - Large Taxpayers Center [Member] | Arab Republic of Egypt, Egyptian Tax Authority - Large Taxpayers Center [Member]
Total	[1]	17,070							17,070
GHANA
Total	[1]	113,250	163,340	2,160	15,890		2,050	530	297,230
GHANA | Government of Ghana, Ghana Revenue Authority (GRA) [Member]
Total	[1]	112,450	163,340		$ 15,890				291,690
GHANA | Tarkwa Nsuaem Municipality, Tarkwa Nsuaem Municipal Assembly [Member]
Total	[1]			340					340
GHANA | Government of Ghana, Ministry of Lands and Natural Resources [Member]
Total	[1]							530	530
GHANA | Government of Ghana, Minerals Commission of Ghana [Member]
Total	[1]			1,400			40		1,440
GHANA | Government of Ghana, Office of the Administrator of Stool Lands [Member]
Total	[1]			110					110
GHANA | Government of Ghana, Ministry of Defence [Member]
Total	[1]						2,010		2,010
GHANA | Government of Ghana, Ghana Armed Forces [Member]
Total	[1]			310					310
GHANA | Obuasi East Municipality, Obuasi East Municipal Assembly [Member]
Total	[1]	800							800
GUINEA
Total	[1]	51,030	61,640	210				3,310	116,180
GUINEA | Rural Municipality of Kintinian, Rural Municipality of Kintinian [Member]
Total	[1]							730	730
GUINEA | Urban Municipality of Siguiri, Urban Municipality of Siguiri [Member]
Total	[1]							450	450
GUINEA | Government of Guinea, Guinean Customs Authority (DGD - Direction Générale des Douanes) [Member]
Total	[1]		59,020	210					59,230
GUINEA | Government of Guinea, Guinean Tax Authority (DGI - Direction Générale des Impôts) [Member]
Total	[1]	51,030							51,030
GUINEA | Mignada District, Mignada District [Member]
Total	[1]							190	190
GUINEA | Fatoya District, Fatoya District [Member]
Total	[1]							740	740
GUINEA | Balato District, Balato District [Member]
Total	[1]							690	690
GUINEA | Saraya District, Saraya District [Member]
Total	[1]							140	140
GUINEA | Linkékoro Village, Linkékoro Village [Member]
Total	[1]							370	370
GUINEA | Government of Guinea, Local Development Fund (FODEL - Fonds de Développement Economique Local) [Member]
Total	[1]		2,610						2,610
SOUTH AFRICA
Total	[1]	470							470
SOUTH AFRICA | Government of South Africa, South African Revenue Service (SARS) [Member]
Total	[1]	470
TANZANIA, UNITED REPUBLIC OF
Total	[1]	279,280	113,850	19,600			130	3,670	416,530
TANZANIA, UNITED REPUBLIC OF | Government of South Africa, South African Revenue Service (SARS) [Member]
Total	[1]								470
TANZANIA, UNITED REPUBLIC OF | Geita District and Town Councils, Geita District and Town Councils [Member]
Total	[1]	4,560		1,350			$ 130	$ 3,670	9,710
TANZANIA, UNITED REPUBLIC OF | Government of the United Republic of Tanzania, Inspector General of Police [Member]
Total	[1]			2,040					2,040
TANZANIA, UNITED REPUBLIC OF | Government of the United Republic of Tanzania, Lake Victoria Basin Water Board [Member]
Total	[1]			180					180
TANZANIA, UNITED REPUBLIC OF | Government of the United Republic of Tanzania, Ministry of Minerals [Member]
Total	[1]		$ 113,850	960					114,810
TANZANIA, UNITED REPUBLIC OF | Government of the United Republic of Tanzania, Tanzania Electric Supply Company Limited (TANESCO) [Member]
Total	[1]			14,580					14,580
TANZANIA, UNITED REPUBLIC OF | Government of the United Republic of Tanzania, Tanzania Forest Services Agency (TFS) [Member]
Total	[1]			$ 500					500
TANZANIA, UNITED REPUBLIC OF | Government of the United Republic of Tanzania, Tanzania Revenue Authority (TRA) [Member]
Total	[1]	$ 274,730							$ 274,730

[1]	When payments were made in Argentine Pesos, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was ARS 1,246.73 : USD 1.00.
When payments were made in Colombian Pesos, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from
1 January 2025 to 31 December 2025 was COP 4,051.64 : USD 1.00.
When payments were made in Brazilian Reais, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was BRL 5.59 : USD 1.00.
When payments were made in Australian Dollar, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was AUD 1.55 : USD 1.00.
When payments were made in British Pound, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was GBP 0.76 : USD 1.00.
When payments were m ade in Egyptian Pound, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was EGP 49.19 : USD 1.00.
When payments were made in Ghanaian Cedis, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was GHS 12.47 : USD 1.00.
When payments were made in Guinean Francs, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was GNF 8,638.01 : USD 1.00.
When payments were made in South African Rand, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1 January 2025 to 31 December 2025 was ZAR 17.86 : USD 1.00.
When payments were made in Tanzanian Shilling, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from
1 January 2025 to 31 December 2025 was TZS 2,533.94 : USD 1.00.